NOTE 14 – COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	May 01, 2022	Oct. 21, 2021	Sep. 01, 2021	Apr. 13, 2021	Sep. 01, 2019	May 01, 2019
Other Commitments [Line Items]
Accrued Rent, Current	$ 229,014		$ 229,014		$ 48,226	$ 73,664					$ 196,813
Operating Leases, Rent Expense, Net	82,527	$ 21,612	135,648	$ 69,905	92,981	$ 79,488
Short-Term Lease Commitment, Amount	$ 1,171,693		1,171,693		48,822
Lease, Cost			$ 215,604	$ 71,665	$ 94,570
Singapore [Member]
Other Commitments [Line Items]
Accrued Rent, Current										$ 716
Hong Kong Lease [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Term of Contract							2 years					3 years
Operating Leases, Future Minimum Payments Due, Next 12 Months							$ 66,048					$ 66,048
New York Lease [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Term of Contract									1 year
Operating Leases, Future Minimum Payments Due, Next 12 Months									$ 20,400
Kisco Theatre [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Term of Contract								5 years
Accrued Rent, Current								$ 14,366